Related Party Transactions - Summary of Fund Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Equity contributions in cash	₩ 255,302	₩ 25,603	₩ 24,713
Repayment	20,304	30,385
PT. Mitra Transaksi Indonesia [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			1,567
KT-IBKC future investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		3,750	(1,050)
Korea Electronic Vehicle Charging Service [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			168
Gyeonggi-KT Yoojin Superman Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	1,000	1,000	1,000
K-REALTY CR REIT [member]
Disclosure of transactions between related parties [line items]
Repayment		30,385
K Bank Inc. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	195,011	21,782	26,725
MOS GS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(147)
MOS Daegu Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(147)
MOS Chungcheong Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(153)
MOS Gangnam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(180)
MOS GB Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(203)
MOS BS Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(183)
MOS Honam Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(206)
PHI Healthcare Inc [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			1,000
KT-CKP New Media Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	(109)	(174)	(1,229)
KT-DSC creative economy youth start-up investment fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		(1,800)	(1,800)
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Company [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			(3,423)
JB Emerging Market Specialty Investment Private Equity Trust No one[member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			3,960
Boston Global Film Contents Fund Lp [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash			₩ (986)
KT Philippines co. Ltd. {member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		99
Virtua Realm Sendirian Berhad [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		550
KT-Smart Factory Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	2,800	2,800
KT-SB Venture Investment Fund [member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash		₩ (2,404)
Studio Discovery Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	3,000
KT Young Entrepreneurs DNA Investment Fund [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	3,600
Hyundai Robotics Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Equity contributions in cash	50,000
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Repayment	₩ 20,304